Mobile Financial Services activities - Assets available for sale - Other comprehensive income (Details) - Operating segments [member] - Mobile Finance Services - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Available-for-sale financial assets [abstract]
Profit (loss) recognized in other comprehensive income during the period	€ 1	€ 1	€ 8
Reclassification in net income during the period	0	0	1
Other comprehensive income	€ 1	1	9
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member]
Available-for-sale financial assets [abstract]
Profit (loss) recognized in other comprehensive income during the period		€ 1	€ 9